Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Schedule of Company’s Revenues Disaggregated by Service Lines

The following table presents the Company’s revenues disaggregated by service lines for the six months ended June 30, 2024 and 2025:

	For the Six Months Ended June 30,
	2024	2025	2025
	SGD	SGD	USD
Operating revenues
- Brokerage services
Independent Third Parties	1,531,193	1,593,231
Related Parties	2,100	-	-

- Property Management
Independent Third Parties	1,983,553	2,695,025	2,112,420
Related Parties	-	-	-

- Emerging and other services
Independent Third Parties	948,223	2,366,415	1,854,848
Related Parties	5,020	-	-

Total operating revenues	4,470,089	6,654,671	5,216,078